EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 1,234
Net funds (invested) received from equity method investments	$ 0	$ (1)	0	$ (5)
Equity pick-up (loss) from equity investees	(50)	(10)	(78)	(26)
Investments, ending balance	4,459		4,459		$ 1,234
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	12	59	15	61
Dividends received from investments accounted for using equity method, classified as investing activities	17	$ 0	32	0
Joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance			1,234	1,213	1,213
Net funds (invested) received from equity method investments					5
Purchase of interests in investments accounted for using equity method			(3,179)
Equity pick-up (loss) from equity investees			78		46
Investments, ending balance	4,459		4,459		1,234
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9					(30)
Dividends received from investments accounted for using equity method, classified as investing activities			(32)
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance			0	0	0
Net funds (invested) received from equity method investments					0
Purchase of interests in investments accounted for using equity method			(3,119)
Equity pick-up (loss) from equity investees			50		0
Investments, ending balance	3,138		3,138		0
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9					0
Dividends received from investments accounted for using equity method, classified as investing activities			(31)
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance			245	206	206
Net funds (invested) received from equity method investments					0
Purchase of interests in investments accounted for using equity method			0
Equity pick-up (loss) from equity investees			27		39
Investments, ending balance	272		272		245
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9					0
Dividends received from investments accounted for using equity method, classified as investing activities			0
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance			989	975	975
Net funds (invested) received from equity method investments					0
Purchase of interests in investments accounted for using equity method			0
Equity pick-up (loss) from equity investees			10		14
Investments, ending balance	999		999		989
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9					0
Dividends received from investments accounted for using equity method, classified as investing activities			0
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			0	$ 32	32
Net funds (invested) received from equity method investments					5
Purchase of interests in investments accounted for using equity method			(60)
Equity pick-up (loss) from equity investees			(9)		(7)
Investments, ending balance	$ 50		50		0
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9					$ (30)
Dividends received from investments accounted for using equity method, classified as investing activities			$ (1)